WARRANT LIABILITIES - Summary of the measurement of series A warrants (Details) - USD ($)		6 Months Ended	12 Months Ended
	Sep. 18, 2024	Jun. 30, 2025	Dec. 31, 2024
Class of Warrant or Right [Line Items]
Series A warrants liabilities		$ 528,400	$ 1,424,932
Gain on valuation of warrants		$ 770,352
Series A Warrants
Class of Warrant or Right [Line Items]
Initial - when issuing	108,889		108,889
Subsequent share price change			571,668
Exercise of Series A Warrants - 2024/2025		(60,000)	(41,556)
Series A warrants liabilities		$ 579,001	$ 639,001
Initial - when issuing			$ 1,064,287
Subsequent share price change			399,759
Exercise of Series A Warrants - 2024/ 2025		(126,180)	$ (89,396)
Loss on Series A Warrant remeasurement adjustment		$ (770,352)	$ 50,282
Fair Value, Liability, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Comprehensive Income (Loss), Net of Tax, Attributable to Parent	Comprehensive Income (Loss), Net of Tax, Attributable to Parent
Balance		$ 528,400	$ 1,424,932
Gain on valuation of warrants		$ 770,352